Goodwill - Changes in Carrying Value by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Balance	$ 3,264,071,000	$ 3,270,952,000
Tax adjustment		1,795,000
Acquisition	851,956,000
Acquisition adjustments		(11,408,000)
Currency translation adjustments	(1,189,000)	2,732,000
Balance	4,114,838,000	3,264,071,000
Issuer Solutions
Goodwill
Balance	97,678,000	94,946,000
Currency translation adjustments	(1,189,000)	2,732,000
Balance	96,489,000	97,678,000
Merchant Solutions
Goodwill
Balance	2,130,428,000	2,141,836,000
Tax adjustment		(12,100,000)
Acquisition	851,956,000
Acquisition adjustments		(11,408,000)
Balance	2,982,384,000	2,130,428,000
Goodwill adjustment	727,000
Consumer Solutions
Goodwill
Balance	1,035,965,000	1,034,170,000
Tax adjustment		1,795,000
Balance	$ 1,035,965,000	$ 1,035,965,000